CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603



                                  May 7, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:             First Trust Variable Insurance Trust
                  (Registration Nos. 333-178767 and 811-22652)
        ---------------------------------------------------------------
 Ladies and Gentlemen:

      On behalf of First Trust Variable Insurance Trust (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on May 1, 2020. This filing relates to First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio and First Trust Dorsey Wright Tactical Core Portfolio, each a series of the Registrant.

     If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By:  /s/ Morrison C. Warren
                                              -------------------------------
                                                   Morrison C. Warren


Enclosures